Derivative assets and liabilties (Interest rate swaps outstanding) (Details) - ETP [Member] - Derivatives Not Designated As Hedging Instruments - Interest Rate Derivatives [Member] - USD ($)
$ in Millions
12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
July 2016 [Member] | Forward-Starting Swaps [Member]
Type	[1],[2]	Forward-starting to pay a fixed rate of 3.80% and receive a floating rate
Notional amount outstanding	[2]	$ 0	$ 200
July 2017 [Member] | Forward-Starting Swaps [Member]
Type	[1],[3]	Forward-starting to pay a fixed rate of 3.90% and receive a floating rate
Notional amount outstanding	[3]	$ 500	300
July 2018 [Member] | Forward-Starting Swaps [Member]
Type	[1],[3]	Forward-starting to pay a fixed rate of 4.00% and receive a floating rate
Notional amount outstanding	[3]	$ 200	200
July 2019 [Member] | Forward-Starting Swaps [Member]
Type	[1],[3]	Forward-starting to pay a fixed rate of 3.25% and receive a floating rate
Notional amount outstanding	[3]	$ 200	200
December 2018 [Member]
Type	[1]	Pay a floating rate based on a 3-month LIBOR and receive a fixed rate of 1.53%
Notional amount outstanding		$ 1,200	1,200
March 2019 [Member]
Type	[1]	Pay a floating rate based on a 3-month LIBOR and receive a fixed rate of 1.42%
Notional amount outstanding		$ 300	$ 300

[1]	(1) Floating rates are based on 3-month LIBOR.
[2]	(2) Represents the effective date. These forward-starting swaps have terms of 10 and 30 years with a mandatory termination date the same as the effective date.
[3]	(3) Represents the effective date. These forward-starting swaps have terms of 30 years with a mandatory termination date the same as the effective date.